Recasting Financial Statements Upon the Completion of the Merger Transaction (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 23, 2021	Sep. 30, 2021	Dec. 31, 2020	Feb. 28, 2021	Jan. 31, 2021
Recasting Financial Statements Upon the Completion of the Merger Transaction (Details) [Line Items]
Common exchange ratio (in Dollars per share)		$ 160.3	$ 160.3
Subsequent Event [Member]
Recasting Financial Statements Upon the Completion of the Merger Transaction (Details) [Line Items]
Net proceeds including cash received	$ 708.4
Promissory convertible notes issued				$ 57.5	$ 57.5